STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Minimum annual appropriation to general reserve fund as a percentage of after tax profit	10.00%
Threshold percentage of general reserve fund to registered capital	50.00%
Amount of restricted net asset unconsolidated subsidiaries	$ 87,801,080	$ 84,343,422
Beijing Yixin
Appropriation to statutory reserve funds	3,895,554	2,293,278
Hangzhou U-Tiger
Appropriation to statutory reserve funds	751
Guangzhou U Tiger
Appropriation to statutory reserve funds	$ 18,119	$ 46,134